Forward Merger (Tables)	9 Months Ended
Sep. 30, 2023
Forward Merger
Schedule of purchase price calculation

The following is a summary of the purchase price calculation (unaudited, in thousands except share and per share data).

Number of shares of common stock of the combined company	16,500,000
Multiplied by the Priveterra share price, as of the Closing	$10.84
Total	$178,860
Fair value of contingent consideration	125,699
Replacement of share-based payment awards	10,648
Assumed liabilities	125
Total purchase price	$315,332

Schedule of allocation of purchase price

The allocation of the purchase price was as follows (unaudited, in thousands).

Cash	$2,001
Net working capital (excluding cash)	(16,182)
Other assets and liabilities	775
Acquired in-process research and development	324,000
Net assets acquired	310,594
Loss on consolidation of VIE	4,738
Total purchase price	$315,332

Schedule of number of shares of common stock issued and amounts recorded on the line to arrive at the opening consolidated balance sheet of the Successor

		Common shares	Common stock amount	Subscription Receivable	APIC	Accumulated Deficit
Priveterra closing equity as of July 21, 2023		—	$—	$—	$10,280	$(12,829)
Shares issued as consideration in the Merger	Note 1	16,500,000	2	—	189,633	—
Stock-compensation for Class B Founder Shares	Note 3	6,900,000	1	—	34,362	(34,362)
Issuance of Forward Purchase Agreements	Note 6	6,275,000	1	(60,710)	66,714	(38,255)
Issuance of Make-Whole derivative	Note 6	—	—	—	—	(427)
Shares issued for Committed Financing	Note 6	5,797,611	1	—	61,097	(36,097)
Shares issued in New Money PIPE Subscription Agreements	Note 6	1,001,000	0	—	3,844	(3,844)
Founder contingent shares	Note 6	—	—	—	(18,521)	—
Acquired IPR&D and loss on consolidation of VIE	Note 3	—	—	—	—	(328,738)
Settlement of Medytox top-off right derivative	Note 6	—	—	—	4,959	(4,959)
Other miscellaneous		685,989	0	—	7,385	(7,513)
Total		37,159,600	$4	$(60,710)	$359,753	$(467,023)